Securities (Unrealized Losses Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	$ 81,911,000	$ 87,320,000
Available-for-sale Securities, Gross Realized Gains	394,000	570,000
Available-for-sale Securities, Gross Realized Losses	4,000	4,000
Gross Realized Gains on Marketable Securities	394,000	577,000
Gross Realized Losses on Marketable Securities	4,000	4,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	6,400,000
Available-for-sale Securities, Gross Realized Gain (Loss)	390,000	566,000
Available-for-sale Securities Pledged as Collateral	74,500,000	78,400,000
Available For Sale Securities Pledged As Collateral Against Government Deposits	19,900,000	25,100,000
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	16,960,000	14,690,000
Gross Realized Gains on Marketable Securities	195,000	7,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds		4,200,000
Available-for-sale Securities, Gross Realized Gain (Loss)		419,000
Residential Mortgage Backed Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	44,168,000	43,984,000
Gross Realized Gains on Marketable Securities	186,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	4,800,000	2,000,000
Available-for-sale Securities, Gross Realized Gain (Loss)		88,000
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized Cost	13,173,000	21,741,000
Gross Realized Gains on Marketable Securities	9,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds		1,500,000
Available-for-sale Securities, Gross Realized Gain (Loss)		56,000
Available-for-sale Securities Pledged as Collateral	517,000,000
Held-to-maturity Securities [Member]
Schedule of Investments [Line Items]
Gross Realized Gains on Marketable Securities	4,000
Equity Securities [Member]
Schedule of Investments [Line Items]
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	60,000
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 4,000